Taxation - Components of Tax Expense (Benefit) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current tax expense	$ 197	$ 308
Deferred tax benefit	(1,395)	(172)
Total tax (benefit) expense	$ (1,198)	$ 136